Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Number of Common Shares
Number of common shares

	2018	2017
Common shares, beginning of year	431,765,935	274,087,018
Public offering (a)(i)	50,041,624	43,470,000
Conversion of convertible debentures (note 12(h))	56,926	108,370,081
Dividend reinvestment plan (a)(ii)	5,880,843	3,905,848
Exercise of share-based awards (c)	1,106,105	1,932,988
Common shares, end of year	488,851,433	431,765,935

Schedule of Shares Issued and Outstanding
The Company has the following Series A and Series D preferred shares issued and outstanding as at December 31, 2018 and 2017:

Preferred shares	Number of shares	Price per share		Carrying amount C$		Carrying amount $
Series A	4,800,000	C$	25	C$	116,546	$100,463
Series D	4,000,000	C$	25	C$	97,259	$83,836
						$184,299

Share-Based Compensation Expense
For the year ended December 31, 2018, APUC recorded $9,458 (2017 - $8,361) in total share-based compensation expense detailed as follows:

	2018	2017
Share options	$2,054	$3,070
Director deferred share units	714	593
Employee share purchase	312	436
Performance and restricted share units	6,378	4,262
Total share-based compensation	$9,458	$8,361

Fair Value of Share Options Granted
The following assumptions were used in determining the fair value of share options granted:

	2018		2017
Risk-free interest rate	2.1%		1.4%
Expected volatility	21%		25%
Expected dividend yield	4.8%		4.3%
Expected life	5.50 years		5.50 years
Weighted average grant date fair value per option	C$	1.41	C$	1.45

Stock Option Activity
Share option activity during the years is as follows:

	Number of awards	Weighted average exercise price		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2017	6,045,014	C$	9.64	6.27	C$	10,595
Granted	2,328,343	12.82		8.00	—
Exercised	(1,634,501)	7.81		3.76	7,696
Balance, December 31, 2017	6,738,856	C$	11.18	6.32	C$	19,380
Granted	1,166,717	12.80		8.00	—
Exercised	(1,589,211)	10.66		5.02	5,059
Forfeited	(23,720)	12.80		—	—
Balance, December 31, 2018	6,292,642	C$	11.61	5.75	C$	13,342
Exercisable, December 31, 2018	3,198,175	C$	10.44	4.93	C$	10,501

Performance Stock Units
A summary of the PSUs and RSUs follows:

	Number of awards	Weighted average grant-date fair value		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2017	578,988	C$	9.82	1.74	C$	6,595
Granted, including dividends	811,974	13.54		2.00	—
Exercised	(374,973)	8.33		—	4,394
Forfeited	(60,961)	12.61		—	—
Balance, December 31, 2017	955,028	C$	12.30	1.84	C$	13,428
Granted, including dividends	791,524	12.41		2.00	—
Exercised	(285,551)	10.02		—	3,691
Forfeited	(68,869)	13.02		—	—
Balance, December 31, 2018	1,392,132	C$	12.75	1.60	C$	19,114
Exercisable, December 31, 2018	173,533	C$	11.66	—	C$	2,383

(v)	Bonus deferral RSUs
During the year, the Company introduced a new bonus deferral RSU program to certain of its employees. Eligible employees have the option to receive a portion or all of their annual bonus payment in RSUs in lieu of cash. The RSUs provide for settlement in shares, and therefore these options are accounted for as equity awards. The RSUs granted are 100% vested and therefore, compensation expense associated with RSUs is recognized immediately upon issuance.

13.	Shareholders’ capital (continued)

(c)	Share-based compensation (continued)

(iv)	Bonus deferral RSUs
A summary of the bonus deferral RSUs follows:

	Number of awards	Weighted average grant-date fair value		Aggregate intrinsic value
Balance, December 31, 2017	—	C$	—		$—
Granted, including dividends	131,611	12.82		—
Exercised	(4,545)	12.82		61
Balance and exercisable, December 31, 2018	127,066	C$	12.82	C$	1,745